NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission	May 3, 2021

100 F Street, N.E.

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -	Altegris/AACA Opportunistic Real Estate Fund
Beech Hill Total Return Fund
Biondo Focus Fund
BTS Managed Income Fund
BTS Tactical Fixed Income Fund
Princeton Long/Short Treasury Fund
Probabilities Fund
TransWestern Institutional Short Duration Government Bond Fund

Post-Effective Amendment No. 1341, 1342, 1343, 1344, 1345, 1346, 1347, and 1348 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Altegris/AACA Opportunistic Real Estate Fund, Beech Hill Total Return Fund, Biondo Focus Fund, BTS Managed Income Fund, BTS Tactical Fixed Income Fund, Princeton Long/Short Treasury Fund, Probabilities Fund and TransWestern Institutional Short Duration Government Bond Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number	Date of Amendment Filing:
Altegris/AACA Opportunistic Real Estate Fund	1346	0001580642-21-001913	4/28/2021
Beech Hill Total Return Fund	1343	0001580642-21-001868	4/27/2021
Biondo Focus Fund	1344	0001580642-21-001872	4/27/2021
BTS Managed Income Fund	1342	0001580642-21-001867	4/27/2021
BTS Tactical Fixed Income Fund	1341	0001580642-21-001843	4/26/2021
Princeton Long/Short Treasury Fund	1348	0001580642-21-001917	4/28/2021
Probabilities Fund	1345	0001580642-21-001912	4/28/2021
TransWestern Institutional Short Duration Government Bond Fund	1347	0001580642-21-001914	4/28/2021

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary